Interest Expense, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Income (Expense) [Abstract]
Interest expense – leases	$ (3,952)	$ (4,053)
Interest expense – notes and loans payable	(38,528)	(29,661)
Accretion of debt discount and amortization of deferred financing fees	(3,951)	(5,153)
Interest expense – financing activities and sale and leasebacks	(11,887)	(11,586)
Other interest expense	(198)	(1,696)
Interest income	679	938
Total Interest expense, net	$ (57,837)	$ (51,211)